Commitments and Contingencies (Detail) - Unionized Employees Concentration Risk - Number of Employees, Geographic Area	12 Months Ended
Jun. 30, 2015
North America
Unionized Employees Percentage	7.00%
Europe
Unionized Employees Percentage	72.00%